Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of detailed information about significant commitments for streams and offtakes [Table Text Block]
	Attributable payable production			Per ounce/carat
	to be purchased			cash payment (US$)			Term of	Date of contract
Interest	Gold	Silver	Diamond	Gold	Silver	Diamond	agreement

Amulsar stream(1)	4.22%	62.5%		$400	$4		40 years	Nov. 30, 2015

Amulsar offtake (2)	81.91%			Based on quotational period			Until delivery of 2,110,425 ounces Au	Nov. 30, 2015

Back Forty stream	18.5% (3)	75%		30% spot price (max $600)	$4		Life of mine	Mar. 31, 2015

Brucejack offtake	50%			Based on quotational period			Until delivery of 3,533,500 ounces Au(4)	Sep. 21, 2015

Mantos stream(5)		100%			25% spot		Life of mine	Sep. 11, 2015
Renard stream(6)			9.6%			Higher of 40% of sales price or $40	40 years	Jul. 8, 2014

Sasa stream(7)		100%			$5		40 years	Nov. 3, 2015

Gibraltar stream(8)		75%			$2.75		Life of mine	Mar. 3, 2017

Disclosure of detailed information about commitments [Table Text Block]
$

2019	1,542
2020	1,267
2021	1,120
2022	1,120
2023	1,124
2024-2029	6,876

13,049

Disclosure of detailed information about significant commitments related to the acquisition of royalties and streams [Table Text Block]
Company	Project (asset)	Installments	Triggering events

Aquila Resources Inc.	Back Forty project	US$10.0 million	Positive construction decision.
	(gold stream)	US$30.0 million	First drawdown on debt finance facility.

Victoria Gold Corp.	Eagle Gold project (5% NSR royalty)	$19.6 million	Funded pro rata to drawdowns under the subordinated debt facilities.

Falco Resources Ltd.	Horne 5 project (silver stream)	$25.0 million	Closing of the Silver Stream agreement, net of any amounts owing by Falco to Osisko (Note 12).
		$20.0 million	Receipt of all necessary material third-party approvals,
licenses, rights of way and surface rights on the property.
		$35.0 million	Receipt of all material construction permits, positive construction decision, and raising a minimum of $100.0 million in non-debt financing.
		$60.0 million	Upon total projected capital expenditure having been demonstrated to be financed.
		$40.0 million (optional)	Payable with fourth installment, at sole election of Osisko, to increase the silver stream to 100% of payable silver (from 90%).

Barkerville Gold Mines Ltd.	Cariboo Gold project (NSR royalty)	$13.0 million	Osisko has the option to acquire an additional 1% NSR royalty for $13.0 million.